United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-8519

(Investment Company Act File Number)

Federated Core Trust
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
 Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  12/31/10

Date of Reporting Period:  Six months ended 6/30/10

Item 1.                      Reports to Stockholders

Federated Inflation-Protected Securities Core Fund

A Portfolio of Federated Core Trust

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2010

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 6/30/2010	Year Ended December 31,			Period Ended 12/31/2006[1]
		2009	2008	2007
Net Asset Value, Beginning of Period	$10.78	$9.99	$10.60	$10.00	$10.00
Income From Investment Operations:
Net investment income (loss)	0.17[2]	0.22	0.50	0.58	(0.03)[2]
Net realized and unrealized gain (loss) on investments and futures contracts	(0.02)	0.74	(0.46)	0.61	0.04
TOTAL FROM INVESTMENT OPERATIONS	0.15	0.96	0.04	1.19	0.01
Less Distributions:
Distributions from net investment income	(0.12)	(0.17)	(0.54)	(0.58)	(0.00)[3,4]
Distributions from net realized gain on investments and futures contracts	—	—	(0.02)	(0.01)	(0.01)[4]
Return of capital[5]	—	—	(0.09)[2]	—	—
TOTAL DISTRIBUTIONS	(0.12)	(0.17)	(0.65)	(0.59)	(0.01)
Net Asset Value, End of Period	$10.81	$10.78	$9.99	$10.60	$10.00
Total Return[6]	1.37%	9.69%	0.14%	12.34%	0.13%
Ratios to Average Net Assets:
Net expenses	0.05%[7]	0.05%	0.05%	0.05%	0.05%[7]
Net investment income (loss)	3.22%[7]	2.21%	4.14%	5.68%	(1.69)%[7]
Expense waiver/reimbursement[8]	0.58%[7]	1.04%	1.96%	7.79%	12.34%[7]
Supplemental Data:
Net assets, end of period (000 omitted)	$49,146	$28,758	$17,241	$6,508	$2,400
Portfolio turnover	31%	19%	129%	29%	25%
1	Reflects operations for the period from October 18, 2006 (date of initial investment) to December 31, 2006.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Certain amounts have been reclassified to permit comparison, based on the final 2006 tax return. Net assets were not affected by this reclassification.
5	Represents a return of capital for federal income tax purposes.
6	Based on net asset value. Total returns for periods of less than one year are not annualized.
7	Computed on an annualized basis.
8	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
1

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2010 to June 30, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/2010	Ending Account Value 6/30/2010	Expenses Paid During Period[1]
Actual	$1,000	$1,013.70	$0.25
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.55	$0.25
1	Expenses are equal to the Fund's annualized net expense ratio of 0.05%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
Semi-Annual Shareholder Report
2

Portfolio of Investments Summary Table (unaudited)

At June 30, 2010, the Fund's portfolio composition1 was as follows:

Type of Investment	Percentage of Total Net Assets
U.S. Treasury Inflation-Protected Securities (TIPS)	99.4%
Derivative Contracts[2]	(0.6)%
Other Assets and Liabilities — Net[3]	1.2%
TOTAL	100.0%
1	See the Fund's Confidential Private Offering Memorandum for a description of the types of securities in which the Fund invests.
2	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report.
3	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
3

Portfolio of Investments

June 30, 2010 (unaudited)

Principal Amount			Value
		U.S. Treasury – 99.4%
		Treasury Securities – 99.4%
$6,867,762		U.S. Treasury Inflation-Protected Bond, 1.750%, 1/15/2028	6,971,379
1,098,340		U.S. Treasury Inflation-Protected Bond, 2.000%, 1/15/2026	1,161,857
302,577		U.S. Treasury Inflation-Protected Bond, 2.125%, 2/15/2040	331,835
1,387,800		U.S. Treasury Inflation-Protected Bond, 2.375%, 1/15/2025	1,540,989
4,177,048	[1]	U.S. Treasury Inflation-Protected Note, 0.625%, 4/15/2013	4,263,285
1,512,135		U.S. Treasury Inflation-Protected Note, 1.375%, 1/15/2020	1,549,593
1,314,209		U.S. Treasury Inflation-Protected Note, 1.375%, 7/15/2018	1,362,371
4,994,736		U.S. Treasury Inflation-Protected Note, 1.625%, 1/15/2018	5,265,318
949,544		U.S. Treasury Inflation-Protected Note, 1.875%, 7/15/2013	1,004,496
5,491,675		U.S. Treasury Inflation-Protected Note, 1.875%, 7/15/2015	5,885,068
1,276,213		U.S. Treasury Inflation-Protected Note, 1.875%, 7/15/2019	1,368,824
4,129,300		U.S. Treasury Inflation-Protected Note, 2.000%, 1/15/2014	4,399,059
1,826,293		U.S. Treasury Inflation-Protected Note, 2.000%, 4/15/2012	1,891,922
4,047,750		U.S. Treasury Inflation-Protected Note, 2.000%, 7/15/2014	4,342,521
2,378,178		U.S. Treasury Inflation-Protected Note, 2.375%, 1/15/2017	2,625,869
2,320,818		U.S. Treasury Inflation-Protected Note, 2.500%, 7/15/2016	2,583,436
1,593,507		U.S. Treasury Inflation-Protected Note, 2.625%, 7/15/2017	1,797,748
491,080		U.S. Treasury Inflation-Protected Note, 3.375%, 1/15/2012	517,680
		TOTAL INVESTMENTS — 99.4% (IDENTIFIED COST $46,239,243)[2]	48,863,250
		OTHER ASSETS AND LIABILITIES - NET — 0.6%[3]	282,644
		TOTAL NET ASSETS — 100%	$49,145,894

At June 30, 2010, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
4U.S. Treasury Note 2 Year Short Futures	110	$24,071,094	September 2010	$(105,081)
4U.S. Treasury Note 10 Year Short Futures	100	$12,254,688	September 2010	$(206,466)
UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(311,547)

Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities — Net.”

1	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
4	Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2010.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Semi-Annual Shareholder Report
4

The following is a summary of the inputs used, as of June 30, 2010, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasury	$ —	$48,863,250	$ —	$48,863,250
OTHER FINANCIAL INSTRUMENTS*	$(311,547)	$ —	$ —	$(311,547)
*	Other financial instruments include futures contracts.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
5

Statement of Assets and Liabilities

June 30, 2010 (unaudited)

Assets:
Total investments in securities, at value (identified cost $46,239,243)		$48,863,250
Income receivable		373,716
Receivable for daily variation margin		3,594
TOTAL ASSETS		49,240,560
Liabilities:
Bank overdraft	$79,343
Payable for Directors'/Trustees' fees	551
Payable for auditing fees	11,687
Accrued expenses	3,085
TOTAL LIABILITIES		94,666
Net assets for 4,548,218 shares outstanding		$49,145,894
Net Assets Consist of:
Paid-in capital		$48,264,903
Net unrealized appreciation of investments and futures contracts		2,312,460
Accumulated net realized loss on investments and futures contracts		(1,581,672)
Undistributed net investment income		150,203
TOTAL NET ASSETS		$49,145,894
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$49,145,894 ÷ 4,548,218 shares outstanding, no par value, unlimited shares authorized		$10.81

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
6

Statement of Operations

Six Months Ended June 30, 2010 (unaudited)

Investment Income:
Dividends received from an affiliated issuer (Note 5)			$171
Interest (net of TIPS deflation adjustment)			633,642
TOTAL INCOME			633,813
Expenses:
Administrative personnel and services fee (Note 5)		$74,384
Custodian fees		3,514
Transfer and dividend disbursing agent fees and expenses		6,573
Directors'/Trustees' fees		749
Auditing fees		11,718
Legal fees		2,727
Portfolio accounting fees		21,219
Insurance premiums		2,150
Miscellaneous		53
TOTAL EXPENSES		123,087
Waiver and Reimbursement (Note 5):
Waiver of administrative personnel and services fee	$(74,384)
Reimbursement of other operating expenses	(38,093)
TOTAL WAIVER AND REIMBURSEMENT		(112,477)
Net expenses			10,610
Net investment income			623,203
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments			130,016
Net realized loss on futures contracts			(525,669)
Net change in unrealized appreciation of investments			988,366
Net change in unrealized appreciation of futures contracts			(617,120)
Net realized and unrealized loss on investments and futures contracts			(24,407)
Change in net assets resulting from operations			$598,796

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
7

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2010	Year Ended 12/31/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$623,203	$505,142
Net realized loss on investments and futures contracts	(395,653)	(157,163)
Net change in unrealized appreciation/depreciation of investments and futures contracts	371,246	1,884,586
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	598,796	2,232,565
Distributions to Shareholders:
Distributions from net investment income	(498,632)	(415,644)
Share Transactions:
Proceeds from sale of shares	20,500,000	12,500,000
Net asset value of shares issued to shareholders in payment of distributions declared	37,772	—
Cost of shares redeemed	(250,000)	(2,800,000)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	20,287,772	9,700,000
Change in net assets	20,387,936	11,516,921
Net Assets:
Beginning of period	28,757,958	17,241,037
End of period (including undistributed net investment income of $150,203 and $25,632, respectively)	$49,145,894	$28,757,958

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
8

Notes to Financial Statements

June 30, 2010 (unaudited)

1. ORGANIZATION

Federated Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four diversified portfolios. The financial statements included herein are only those of Federated Inflation-Protected Securities Core Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund's investment objective is to provide total return. Currently, Shares of the Fund are being offered for investment only to investment companies, or insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment
(a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

Semi-Annual Shareholder Report
9

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities (TIPS) are included in interest income. Distributions of net investment income, if any, are declared and paid quarterly.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2010, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases financial futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Additional Disclosure Related to Derivative Instruments

Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for daily variation margin	$(311,547)*
*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
10

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2010
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(525,669)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(617,120)

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 6/30/2010	Year Ended 12/31/2009
Shares sold	1,901,195	1,213,212
Shares issued to shareholders in payment of distributions declared	3,515	—
Shares redeemed	(23,169)	(272,685)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	1,881,541	940,527

4. FEDERAL TAX INFORMATION

At June 30, 2010, the cost of investments for federal tax purposes was $46,239,243. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $2,624,007. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,624,007.

At December 31, 2009, the Fund had a capital loss carryforward of $860,636 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2016.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”), subject to the direction of the Trustees. The Adviser provides investment adviser services at no fee, because all investors in the Fund are other Federated funds, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of
Regulation D of the 1933 Act.

The Adviser may voluntarily choose to reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion. For the six months ended June 30, 2010, the Adviser voluntarily reimbursed $38,093 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2010, FAS waived its entire fee of $74,384.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Semi-Annual Shareholder Report
11

Transactions with Affiliated Companies and Affiliated Holdings

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. Transactions with the affiliated company during the six months ended June 30, 2010, were as follows:

Affiliate	Balance of Shares Held 12/31/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 6/30/2010	Value	Dividend Income
Federated Government Obligations Fund, Institutional Shares	544,888	5,823,085	6,367,973	—	$ —	$171

6. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of June 30, 2010, there were no outstanding loans. During the six months ended June 30, 2010, the Fund did not utilize the LOC.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2010, there were no outstanding loans. During the six months ended June 30, 2010, the program was not utilized.

8. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated sponsored mutual funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of certain Federated Funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated without admitting the validity of any claim has reached a preliminary settlement with the Plaintiffs in these cases. Any settlement would have to be approved by the Court. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated Funds. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel, have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

9. Subsequent events

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

Semi-Annual Shareholder Report
12

Evaluation and Approval of Advisory Contract - May 2010

Federated Inflation-Protected Securities Core Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. The Fund is distinctive in that it is designed for the efficient management of a particular asset class and is made available for investment only to other Federated funds and a limited number of other accredited investors. In addition, the Adviser does not charge an investment advisory fee for its services although it or its affiliates may receive compensation for managing assets invested in the Fund.

The Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

As previously noted, the Adviser does not charge an investment advisory fee for its services; however, the Board did consider compensation and benefits received by the Adviser, including fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance, and comments on the reasons for performance; the Fund's investment objectives; the Fund's overall expense structure; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

Because the Adviser does not charge the Fund an investment advisory fee, the Fund's Board does not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant.

Semi-Annual Shareholder Report
13

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. Because the Adviser does not charge an investment advisory fee for its services, these reports generally cover fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive non-advisory fees and/or reimburse other expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. In particular, due to the unusual nature of the Fund as primarily an internal product with no advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to some sufficient size to be relevant. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.

Semi-Annual Shareholder Report
14

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30, are available, without charge and upon request, by calling 1-800-341-7400. These materials are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

Each Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)

Semi-Annual Shareholder Report
15

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Confidential Private Offering Memorandum, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report
16

Federated Inflation-Protected Securities Core Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31409N507

37174 (8/10)

Federated is a registered mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

Federated Mortgage Core Portfolio

A Portfolio of Federated Core Trust

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2010

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Federated Mortgage Core Portfolio

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 6/30/2010	Year Ended December 31,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$10.05	$9.89	$9.93	$9.88	$9.91	$10.18
Income From Investment Operations:
Net investment income	0.24	0.53	0.55	0.57	0.56	0.50
Net realized and unrealized gain (loss) on investments and futures contracts	0.19	0.16	(0.04)	0.05	(0.03)	(0.25)
TOTAL FROM INVESTMENT OPERATIONS	0.43	0.69	0.51	0.62	0.53	0.25
Less Distributions:
Distributions from net investment income	(0.26)	(0.53)	(0.55)	(0.57)	(0.56)	(0.52)
Net Asset Value, End of Period	$10.22	$10.05	$9.89	$9.93	$9.88	$9.91
Total Return[1]	4.28%	7.09%	5.28%	6.48%	5.49%	2.48%
Ratios to Average Net Assets:
Net expenses	0.00%[3]	0.00%	0.00%[2]	0.02%	0.03%	0.03%
Net investment income	4.71%[3]	4.86%	5.22%	5.66%	5.55%	4.96%
Expense waiver/reimbursement[4]	0.10%[3]	0.10%	0.10%	0.08%	0.08%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,512,807	$2,034,884	$1,918,613	$1,879,760	$1,230,612	$949,405
Portfolio turnover	61%	156%	186%	285%	335%	204%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	11%	50%	43%	55%	109%	111%
1	Based on net asset value. Total returns for periods of less than one year are not annualized.
2	Represents less than 0.01%.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
1

Shareholder Expense Example (unaudited) - Federated Mortgage Core Portfolio

As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2010 to June 30, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/2010	Ending Account Value 6/30/2010	Expenses Paid During Period[1]
Actual	$1,000.00	$1,042.80	$0.00
Hypothetical (assuming a 5% returnbefore expenses)	$1,000.00	$1,024.79	$0.00
1	Expenses are equal to the Fund's annualized net expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
Semi-Annual Shareholder Report
2

Portfolio of Investments Summary Table (unaudited) - Federated Mortgage Core Portfolio

At June 30, 2010, the Fund's portfolio composition1 was as follows:

Type of Investment	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	105.6%
Non-Agency Mortgage-Backed Securities	3.4%
Cash Equivalents[2]	3.6%
Repurchase Agreement — Collateral[3]	0.4%
Other Assets and Liabilities — Net[4]	(13.0)%
TOTAL	100.0%
1	See the Fund's Confidential Private Offering Memorandum for a description of the principal types of securities in which the Fund invests.
2	Cash Equivalents include any investments in money market mutual funds.
3	Includes repurchase agreements purchased with cash collateral received in securities lending and/or dollar-roll transactions, as well as cash covering when-issued and delayed delivery transactions.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
3

Portfolio of Investments - Federated Mortgage Core Portfolio

June 30, 2010 (unaudited)

Principal Amount or Shares			Value
		Collateralized Mortgage Obligations – 13.1%
		Federal Home Loan Mortgage Corporation – 4.9%
$15,730,879	[1]	REMIC 3144 FB, 0.700%, 4/15/2036	15,609,374
9,622,634	[1]	REMIC 3160 FD, 0.680%, 5/15/2036	9,560,591
5,277,406	[1]	REMIC 3175 FE, 0.660%, 6/15/2036	5,243,047
20,452,256	[1]	REMIC 3179 FP, 0.730%, 7/15/2036	20,332,526
2,700,389	[1]	REMIC 3206 FE, 0.750%, 8/15/2036	2,686,621
12,196,486	[1]	REMIC 3260 PF, 0.650%, 1/15/2037	12,099,344
8,350,071	[1]	REMIC 3296 YF, 0.750%, 3/15/2037	8,240,850
		TOTAL	73,772,353
		Federal National Mortgage Association – 4.8%
1,873,184	[1]	REMIC 2005-63 FC, 0.597%, 10/25/2031	1,850,450
11,059,465	[1]	REMIC 2006-104 FY, 0.687%, 11/25/2036	10,984,274
14,329,765	[1]	REMIC 2006-115 EF, 0.707%, 12/25/2036	14,223,202
3,339,249	[1]	REMIC 2006-43 FL, 0.747%, 6/25/2036	3,320,963
6,584,929	[1]	REMIC 2006-58 FP, 0.647%, 7/25/2036	6,538,827
12,138,258	[1]	REMIC 2006-81 FB, 0.697%, 9/25/2036	12,064,020
11,162,136	[1]	REMIC 2006-85 PF, 0.727%, 9/25/2036	11,059,367
37,982,437		REMIC 396 2, 4.500%, 6/1/2039	8,394,532
19,385,778		REMIC 400 2, 4.500%, 11/25/2039	4,284,544
		TOTAL	72,720,179
		Non-Agency Mortgage – 3.4%
5,836,376		Chase Mortgage Finance Corp. 2004-S3, Class 1A1, 5.000%, 3/25/2034	5,635,902
5,918,368		Countrywide Home Loans 2005-21, Class A2, 5.500%, 10/25/2035	5,466,511
11,455,347		Countrywide Home Loans 2007-14, Class A18, 6.000%, 9/25/2037	10,256,193
5,852,500		Credit Suisse Mortgage Capital Certificate 2007-4, Class 4A2, 5.500%, 6/25/2037	5,578,767
11,321,191		Lehman Mortgage Trust 2007-9, Class 1A1, 6.000%, 10/25/2037	10,240,103
4,746,740		Residential Funding Mortgage Securities I 2005-SA3, Class 3A, 5.247%, 8/25/2035	4,327,734
11,857,058		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	10,677,461
		TOTAL	52,182,671
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $204,860,095)	198,675,203
		Mortgage-Backed Securities – 95.9%
		Federal Home Loan Mortgage Corporation – 59.9%
383,939,143	[2]	4.500%, 6/1/2019 - 7/1/2040	400,639,231
228,025,147		5.000%, 7/1/2019 - 10/1/2039	242,046,918
141,024,306		5.500%, 3/1/2021 - 9/1/2038	151,641,374
76,911,263		6.000%, 5/1/2014 - 9/1/2038	83,488,971
21,769,410		6.500%, 7/1/2014 - 4/1/2038	23,874,187
2,845,571		7.000%, 12/1/2011 - 9/1/2037	3,174,813
634,774		7.500%, 12/1/2022 - 5/1/2031	723,482
560,052		8.000%, 9/1/2010 - 3/1/2031	642,629
12,733		8.500%, 9/1/2025	14,658
26,861		9.000%, 5/1/2017	29,410
1,056		9.500%, 4/1/2021	1,217
		TOTAL	906,276,890
		Federal National Mortgage Association – 34.3%
11,423,439		4.500%, 12/1/2019 - 4/1/2024	12,127,495
Semi-Annual Shareholder Report
4

Principal Amount or Shares			Value
$147,085,394	[2]	5.000%, 5/1/2023 - 7/1/2040	156,128,234
182,849,720		5.500%, 9/1/2014 - 7/1/2038	196,506,751
102,146,796		6.000%, 12/1/2013 - 2/1/2039	111,076,342
28,132,520		6.500%, 8/1/2014 - 10/1/2038	30,906,387
10,390,164		7.000%, 3/1/2012 - 6/1/2037	11,578,909
759,120		7.500%, 6/1/2011 - 6/1/2033	859,203
241,652		8.000%, 7/1/2023 - 3/1/2031	276,159
13,562		9.000%, 11/1/2021 - 6/1/2025	15,324
		TOTAL	519,474,804
		Government National Mortgage Association – 1.7%
9,488,297		5.000%, 8/20/2039	10,104,665
3,688,970		5.500%, 12/20/2038	3,983,079
6,651,358		6.000%, 10/15/2028 - 6/15/2037	7,291,431
1,036,392		6.500%, 10/15/2028 - 2/15/2032	1,158,597
1,222,135		7.000%, 11/15/2027 - 12/15/2031	1,367,619
529,003		7.500%, 4/15/2029 - 1/15/2031	604,762
625,830		8.000%, 1/15/2022 - 11/15/2030	715,635
59,218		8.500%, 3/15/2022 - 9/15/2029	67,878
1,919		9.500%, 10/15/2020	2,234
163,113		12.000%, 4/15/2015 - 6/15/2015	186,581
		TOTAL	25,482,481
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,358,908,508)	1,451,234,175
		MUTUAL FUND – 3.6%
53,806,989	[3,4]	Federated Government Obligations Fund, Institutional Shares, 0.04% (AT NET ASSET VALUE)	53,806,989
		Repurchase Agreement – 0.4%
$5,787,000	[1,5]	Interest in $150,000,000 joint repurchase agreement 0.22%, dated 6/14/2010 under which RBC Capital Markets Corp. will repurchase securities provided as collateral for $150,027,500 on 7/14/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 6/25/2040 and the market value of these underlying securities was $154,102,655 (segregated pending settlement of dollar-roll transactions). (AT COST)	5,787,000
		TOTAL INVESTMENTS — 113.0% (IDENTIFIED COST $1,623,362,592)[6]	1,709,503,367
		OTHER ASSETS AND LIABILITIES - NET — (13.0)%[7]	(196,696,820)
		TOTAL NET ASSETS — 100%	$1,512,806,547
1	All or a portion of these securities are segregated pending settlement of dollar-roll transactions.
2	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
3	Affiliated company.
4	7-Day net yield.
5	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
6	The cost of investments for federal tax purposes amounts to $1,620,641,873.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities. A significant portion of this balance is the result of dollar-roll transactions as of June 30, 2010.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2010.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Semi-Annual Shareholder Report
5

The following is a summary of the inputs used, as of June 30, 2010, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Debt Securities:
Collateralized Mortgage Obligations	$ —	$198,675,203	$ —	$198,675,203
Mortgage-Backed Securities	—	1,451,234,175	—	1,451,234,175
Mutual Fund	53,806,989	—	—	53,806,989
Repurchase Agreement	—	5,787,000	—	5,787,000
TOTAL SECURITIES	$53,806,989	$1,655,696,378	$ —	$1,709,503,367

The following acronym is used throughout this portfolio:

REMIC — Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
6

Statement of Assets and Liabilities - Federated Mortgage Core Portfolio

June 30, 2010 (unaudited)

Assets:
Total investments in securities, at value including $53,806,989 of investments in an affiliated issuer (Note 5) (identified cost $1,623,362,592)		$1,709,503,367
Income receivable		5,802,579
Receivable for investments sold		5,375,556
Other receivables		203,438
TOTAL ASSETS		1,720,884,940
Liabilities:
Payable for investments purchased	$198,286,393
Payable for shares redeemed	4,804,000
Income distribution payable	4,938,639
Accrued expenses	49,361
TOTAL LIABILITIES		208,078,393
Net assets for 147,961,348 shares outstanding		$1,512,806,547
Net Assets Consist of:
Paid-in capital		$1,465,224,901
Net unrealized appreciation of investments		85,327,025
Accumulated net realized loss on investments		(34,907,039)
Distributions in excess of net investment income		(2,838,340)
TOTAL NET ASSETS		$1,512,806,547
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$1,512,806,547 ÷ 147,961,348 shares outstanding, no par value, unlimited shares authorized		$10.22

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
7

Statement of Operations - Federated Mortgage Core Portfolio

Six Months Ended June 30, 2010 (unaudited)

Investment Income:
Interest			$40,312,618
Dividends received from an affiliated issuer (Note 5)			8,208
TOTAL INCOME			40,320,826
Expenses:
Administrative personnel and services fee (Note 5)		$667,060
Custodian fees		41,594
Transfer and dividend disbursing agent fees and expenses		6,115
Directors'/Trustees' fees		7,309
Auditing fees		12,611
Legal fees		3,122
Portfolio accounting fees		108,874
Insurance premiums		3,240
Miscellaneous		2,919
TOTAL EXPENSES		852,844
Waiver and Reimbursement (Note 5):
Waiver of administrative personnel and services fee	$(667,060)
Reimbursement of other operating expenses	(185,784)
TOTAL WAIVER AND REIMBURSEMENT		(852,844)
Net expenses			—
Net investment income			40,320,826
Realized and Unrealized Gain on Investments:
Net realized gain on investments			10,276,402
Net change in unrealized appreciation of investments			23,056,366
Net realized and unrealized gain on investments			33,332,768
Change in net assets resulting from operations			$73,653,594

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
8

Statement of Changes in Net Assets - Federated Mortgage Core Portfolio

	Six Months Ended (unaudited) 6/30/2010	Year Ended 12/31/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$40,320,826	$93,616,092
Net realized gain (loss) on investments	10,276,402	(5,246,322)
Net change in unrealized appreciation/depreciation of investments	23,056,366	41,927,306
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	73,653,594	130,297,076
Distributions to Shareholders:
Distributions from net investment income	(43,337,517)	(101,394,679)
Share Transactions:
Proceeds from sale of shares	81,829,814	573,215,883
Net asset value of shares issued to shareholders in payment of distributions declared	9,339,571	19,033,256
Cost of shares redeemed	(643,562,604)	(504,881,059)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(552,393,219)	87,368,080
Change in net assets	(522,077,142)	116,270,477
Net Assets:
Beginning of period	2,034,883,689	1,918,613,212
End of period (including undistributed (distributions in excess of) net investment income of $(2,838,340) and $178,351, respectively)	$1,512,806,547	$2,034,883,689

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
9

Notes to Financial Statements - Federated Mortgage Core Portfolio

June 30, 2010 (unaudited)

1. ORGANIZATION

Federated Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four diversified portfolios. The financial statements included herein are only those of Federated Mortgage Core Portfolio (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund's investment objective is to provide total return. The Fund is an investment vehicle used by the other Federated funds that invest some of their assets in mortgage-backed securities. Currently, Shares of the Fund are being offered for investment only for investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Semi-Annual Shareholder Report
10

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2010, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

The Fund may transact in To Be Announced Securities (TBAs). As with other delayed delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.

Futures Contracts

The Fund purchases financial futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

At June 30, 2010, the Fund had no outstanding futures contracts.

Dollar-Roll Transactions

The Fund may engage in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Semi-Annual Shareholder Report
11

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 6/30/2010	Year Ended 12/31/2009
Shares sold	8,107,778	57,000,954
Shares issued to shareholders in payment of distributions declared	920,691	1,897,085
Shares redeemed	(63,626,706)	(50,388,314)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(54,598,237)	8,509,725

4. FEDERAL TAX INFORMATION

At June 30, 2010, the cost of investments for federal tax purposes was $1,620,641,873. The net unrealized appreciation of investments for federal tax purposes was $88,861,494. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $95,114,300 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,252,806.

At December 31, 2009, the Fund had a capital loss carryforward of $50,428,700 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2012	$3,503,517
2013	$6,890,426
2014	$18,701,202
2015	$6,318,825
2017	$15,014,730

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”), subject to direction of the Trustees. The Adviser provides investment adviser services at no fee, because all investors in the Fund are other Federated funds, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act. The Adviser may voluntarily choose to reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion. For the six months ended June 30, 2010, the Adviser voluntarily reimbursed $185,784 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2010, FAS waived its entire fee of $667,060.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Semi-Annual Shareholder Report
12

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. Transactions with the affiliated company during the six months ended June 30, 2010, were as follows:

Affiliate	Balance of Shares Held 12/31/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 6/30/2010	Value	Dividend Income
Federated Government Obligations Fund, Institutional Shares	89,255,497	440,627,069	476,075,577	53,806,989	$53,806,989	$8,208

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2010, were as follows:

Purchases	$ —
Sales	$4,772,294

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of June 30, 2010, there were no outstanding loans. During the six months ended June 30, 2010, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2010, there were no outstanding loans. During the six months ended June 30, 2010, the program was not utilized.

9. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated sponsored mutual funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of certain Federated Funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated without admitting the validity of any claim has reached a preliminary settlement with the Plaintiffs in these cases. Any settlement would have to be approved by the Court. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated Funds. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel, have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

10. Subsequent events

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

Semi-Annual Shareholder Report
13

Evaluation and Approval of Advisory Contract - May 2010

Federated Mortgage Core Portfolio (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. The Fund is distinctive in that it is designed for the efficient management of a particular asset class and is made available for investment only to other Federated funds and a limited number of other accredited investors. In addition, the Adviser does not charge an investment advisory fee for its services although it or its affiliates may receive compensation for managing assets invested in the Fund.

The Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

As previously noted, the Adviser does not charge an investment advisory fee for its services; however, the Board did consider compensation and benefits received by the Adviser, including fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance, and comments on the reasons for performance; the Fund's investment objectives; the Fund's overall expense structure; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

Because the Adviser does not charge the Fund an investment advisory fee, the Fund's Board does not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant.

Semi-Annual Shareholder Report
14

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. Because the Adviser does not charge an investment advisory fee for its services, these reports generally cover fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive non-advisory fees and/or reimburse other expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. In particular, due to the unusual nature of the Fund as primarily an internal product with no advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to some sufficient size to be relevant. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.

Semi-Annual Shareholder Report
15

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30, are available, without charge and upon request, by calling 1-800-341-7400. These materials are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

Each Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)

Semi-Annual Shareholder Report
16

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Confidential Private Offering Memorandum, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report
17

Federated Mortgage Core Portfolio
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31409N200

31866 (8/10)

Federated is a registered mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

High Yield Bond Portfolio

A Portfolio of Federated Core Trust

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2010

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - High Yield Bond Portfolio

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 6/30/2010	Year Ended December 31,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$6.27	$4.57	$6.61	$6.88	$6.71	$7.08
Income From Investment Operations:
Net investment income	0.30	0.57	0.58	0.58	0.58	0.57[1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.02)	1.69	(2.04)	(0.28)	0.17	(0.34)
TOTAL FROM INVESTMENT OPERATIONS	0.28	2.26	(1.46)	0.30	0.75	0.23
Less Distributions:
Distributions from net investment income	(0.28)	(0.56)	(0.58)	(0.57)	(0.58)	(0.60)
Net Asset Value, End of Period	$6.27	$6.27	$4.57	$6.61	$6.88	$6.71
Total Return[2]	4.59%	51.79%	(23.53)%	4.48%	11.67%	3.44%
Ratios to Average Net Assets:
Net expenses	0.00%[3]	0.00%	0.03%	0.03%	0.03%	0.03%
Net investment income	9.72%[3]	11.01%	10.02%	8.20%	8.45%	8.28%
Expense waiver/reimbursement[4]	0.10%[3]	0.10%	0.08%	0.08%	0.08%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,785,813	$1,609,205	$887,322	$843,319	$823,555	$936,652
Portfolio turnover	18%	20%	16%	35%	33%	34%
1	Per share number has been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited) - High Yield Bond Portfolio

As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2010 to June 30, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/2010	Ending Account Value 6/30/2010	Expenses Paid During Period[1]
Actual	$1,000.00	$1,045.90	$0.00
Hypothetical (assuming a 5% returnbefore expenses)	$1,000.00	$1,024.79	$0.00
1	Expenses are equal to the Fund's annualized net expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
Semi-Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited) - High Yield Bond Portfolio

At June 30, 2010, the Fund's index classification1 was as follows:

Index Classification	Percentage of Total Net Assets
Health Care	9.3%
Media — Non-Cable	9.0%
Technology	7.0%
Financial Institutions	6.1%
Industrial — Other	6.1%
Gaming	6.0%
Consumer Products	5.8%
Retailers	5.0%
Energy	4.4%
Wireless Communications	4.1%
Automotive	4.2%
Food & Beverage	4.0%
Utility — Natural Gas	3.6%
Chemicals	3.4%
Services	3.1%
Packaging	2.7%
Other[2]	14.6%
Cash Equivalents[3]	0.6%
Other Assets and Liabilities — Net[4]	1.0%
TOTAL	100.0%
1	Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index (BCHY2%ICI). Individual portfolio securities that are not included in the BCHY2%ICI are assigned to an index classification by the Fund's adviser.
2	For purposes of this table, index classifications which constitute less than 2.5% of the Fund's total net assets have been aggregated under the designation “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments - High Yield Bond Portfolio

June 30, 2010 (unaudited)

Principal Amount or Shares			Value
		Corporate Bonds – 98.1%
		Aerospace/Defense – 1.8%
$3,950,000		Alliant Techsystems, Inc., Sr. Sub. Note, 6.75%, 4/1/2016	3,890,750
5,525,000	[1,2]	Altegrity, Inc., Company Guarantee, 10.50%, 11/1/2015	5,276,375
2,875,000	[1,2]	Altegrity, Inc., Company Guarantee, 11.75%, 5/1/2016	2,623,437
2,250,000		Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes, Sr. Sub. Note, 9.75%, 4/1/2017	1,400,625
2,525,000		L-3 Communications Holdings, Inc., Sr. Sub. Note, 5.875%, 1/15/2015	2,506,063
3,700,000		L-3 Communications Holdings, Inc., Sr. Sub. Note, Series B, 6.375%, 10/15/2015	3,718,500
1,950,000	[1,2]	ManTech International Corp., Sr. Note, 7.25%, 4/15/2018	1,979,250
2,500,000	[1,2]	Sequa Corp., Sr. Note, 11.75%, 12/1/2015	2,431,250
2,013,614	[1,2]	Sequa Corp., Sr. Deb., 13.50%, 12/1/2015	1,983,410
4,925,000		TransDigm, Inc., Sr. Sub. Note, 7.75%, 7/15/2014	4,961,937
1,425,000	[1,2]	TransDigm, Inc., Sr. Sub. Note, Series 144A, 7.75%, 7/15/2014	1,432,125
		TOTAL	32,203,722
		Automotive – 4.2%
3,850,000	[1,2]	Affinia Group, Inc., Sr. Secd. Note, 10.75%, 8/15/2016	4,215,750
700,000	[1,2]	American Axle & Manufacturing Holdings, Inc., Sr. Sub. Note, 9.25%, 1/15/2017	724,500
3,700,000		ArvinMeritor, Inc., Company Guarantee, 10.625%, 3/15/2018	3,940,500
3,950,000	[1,2]	Cooper-Standard Automotive, Inc., Sr. Note, Series 144A, 8.50%, 5/1/2018	3,999,375
3,675,000		Ford Motor Credit Co., Floating Rate Note — Sr. Note, 3.04781%, 1/13/2012	3,573,937
1,425,000		Ford Motor Credit Co., Note, 7.50%, 8/1/2012	1,458,136
2,900,000		Ford Motor Credit Co., Sr. Note, 7.00%, 4/15/2015	2,872,607
2,625,000		Ford Motor Credit Co., Sr. Note, 8.00%, 6/1/2014	2,712,163
3,950,000		Ford Motor Credit Co., Sr. Note, 9.875%, 8/10/2011	4,157,533
10,575,000		Ford Motor Credit Co., Sr. Unsecd. Note, 8.00%, 12/15/2016	10,832,797
6,375,000		Ford Motor Credit Co., Sr. Unsecd. Note, 8.125%, 1/15/2020	6,521,925
12,700,000	[3,4]	General Motors Corp., Deb., 7.40%, 9/1/2025	3,778,250
1,675,000		Lear Corp., Company Guarantee, 7.875%, 3/15/2018	1,687,562
800,000		Lear Corp., Company Guarantee, 8.125%, 3/15/2020	806,000
3,100,000		Navistar International Corp., Sr. Note, 8.25%, 11/1/2021	3,162,000
1,675,000	[1,2]	TRW Automotive, Inc., Sr. Note, Series 144A, 8.875%, 12/1/2017	1,733,625
9,600,000		Tenneco Automotive, Inc., Sr. Sub. Note, 8.625%, 11/15/2014	9,732,000
9,300,000		United Components, Inc., Sr. Sub. Note, 9.375%, 6/15/2013	9,393,000
		TOTAL	75,301,660
		Building Materials – 1.6%
2,125,000	[1,2]	Building Materials Corp. of America, Sr. Note, 7.50%, 3/15/2020	2,098,437
3,625,000		Goodman Global Holdings, Inc., Company Guarantee, 13.50%, 2/15/2016	4,005,625
8,050,000	[1,2]	Goodman Global Holdings, Inc., Sr. Disc. Note, 12.481%, 12/15/2014	4,950,750
1,823,000		Norcraft Holdings LP, Sr. Disc. Note, 9.75%, 9/1/2012	1,734,129
6,700,000	[1,2]	Norcraft Holdings LP, Sr. Secd. Note, Series 144A, 10.50%, 12/15/2015	6,934,500
4,340,108		Nortek Holdings, Inc., Sr. Secd. Note, 11.00%, 12/1/2013	4,546,263
4,500,000		Ply Gem Industries, Inc., Sr. Secd. Note, 11.75%, 6/15/2013	4,725,000
		TOTAL	28,994,704
		Chemicals – 3.4%
2,675,000		Ashland, Inc., Company Guarantee, 9.125%, 6/1/2017	2,942,500
725,000		CF Industries Holdings, Inc., Sr. Unsecd. Note, 6.875%, 5/1/2018	739,500
775,000		CF Industries Holdings, Inc., Sr. Unsecd. Note, 7.125%, 5/1/2020	796,313
4,450,000	[1,3,4]	Chemtura Corp., Sr. Note, 6.875%, 6/1/2016	5,028,500
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$5,750,000		Compass Minerals International, Inc., Company Guarantee, 8.00%, 6/1/2019	5,904,531
6,950,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 8.875%, 2/1/2018	6,307,125
4,200,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 9.75%, 11/15/2014	3,990,000
6,900,000	[1,2]	Huntsman International LLC, Company Guarantee, Series 144A, 5.50%, 6/30/2016	6,072,000
3,200,000	[1,2]	Huntsman International LLC, Sr. Sub., Series 144A, 8.625%, 3/15/2020	2,968,000
2,550,000		Koppers Holdings, Inc., Company Guarantee, Series WI, 7.875%, 12/1/2019	2,588,250
1,400,000		Nalco Co., Sr. Disc. Note, 9.00%, 2/1/2014	1,428,000
550,000		Nalco Co., Sr. Note, 8.25%, 5/15/2017	572,000
10,300,000		Nalco Co., Sr. Sub. Note, 8.875%, 11/15/2013	10,609,000
6,900,000		Solutia, Inc., Company Guarantee, 8.75%, 11/1/2017	7,210,500
1,375,000		Solutia, Inc., Sr. Note, 7.875%, 3/15/2020	1,378,437
925,000		Union Carbide Corp., Deb., 7.50%, 6/1/2025	911,981
1,100,000		Union Carbide Corp., Sr. Deb., 7.875%, 4/1/2023	1,091,160
		TOTAL	60,537,797
		Construction Machinery – 0.5%
1,975,000	[1,2]	Case New Holland, 7.875%, 12/1/2017	1,999,688
5,750,000		Rental Service Corp., Sr. Note, 9.50%, 12/1/2014	5,742,812
1,575,000	[1,2]	Rental Service Corp., Sr. Secd. Note, 10.00%, 7/15/2017	1,697,063
		TOTAL	9,439,563
		Consumer Products – 5.8%
6,175,000	[1,2]	AAC Group Holding Corp., Sr. Disc. Note, 10.25%, 10/1/2012	6,144,125
1,310,330		AAC Group Holding Corp., Sr. PIK Deb., 16.75%, 10/1/2012	1,264,468
5,306,000	[1,2]	American Achievement Corp., Sr. Sub. Note, 8.25%, 4/1/2012	5,292,735
7,225,000		Central Garden & Pet Co., Sr. Sub., 8.25%, 3/1/2018	7,197,906
7,050,000	[1,2]	Easton Bell Sports Inc., Sr. Secd. Note, Series 144A, 9.75%, 12/1/2016	7,332,000
8,400,000		Jarden Corp., Sr. Sub. Note, 7.50%, 5/1/2017	8,274,000
1,950,000		Jarden Corp., Sr. Unsecd. Note, 8.00%, 5/1/2016	2,013,375
3,975,000		Jostens Holding Corp., Discount Bond, 10.25%, 12/1/2013	4,079,344
8,875,000		Jostens IH Corp., Sr. Sub. Note, 7.625%, 10/1/2012	8,919,375
1,875,000	[1,2]	Libbey, Inc., Sr. Secd. Note, Series 144A, 10.00%, 2/15/2015	1,950,000
1,375,000		School Specialty, Inc., Conv. Bond, 3.75%, 11/30/2026	1,323,713
2,700,000	[1,2]	Sealy Mattress Co., Sr. Secd. Note, Series 144A, 10.875%, 4/15/2016	2,997,000
9,125,000		Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014	9,193,437
7,750,000	[1,2]	Simmons Co., Company Guarantee, Series 144A, 11.25%, 7/15/2015	8,360,313
8,887,519		Spectrum Brands, Inc., Bond, PIK 12.00%, 8/28/2019	9,731,833
2,000,000	[1,2]	Spectrum Brands, Inc., Sr. Secd. Note, 9.50%, 6/15/2018	2,065,000
16,375,000		Visant Holding Corp., Sr. Note, 8.75%, 12/1/2013	16,620,625
		TOTAL	102,759,249
		Energy – 4.4%
6,500,000	[1,2]	ATP Oil & Gas Corp., Sr. Secd. 2nd Priority Note, 11.875%, 5/1/2015	4,745,000
4,250,000		Basic Energy Services, Inc., Company Guarantee, 7.125%, 4/15/2016	3,548,750
5,550,000	[1,2]	CVR Energy, Inc., 2nd Priority Sr. Secd. Note, Series 144A, 10.875%, 4/1/2017	5,439,000
1,300,000		Chesapeake Energy Corp., Company Guarantee, 6.875%, 11/15/2020	1,317,875
3,225,000		Chesapeake Energy Corp., Sr. Note, 9.50%, 2/15/2015	3,579,750
1,650,000		Cie Generale de Geophysique, Company Guarantee, 7.50%, 5/15/2015	1,579,875
5,825,000		Cie Generale de Geophysique, Sr. Unsecd. Note, 7.75%, 5/15/2017	5,548,312
3,900,000		Complete Production Services, Inc., Sr. Note, 8.00%, 12/15/2016	3,831,750
1,300,000		Denbury Resources, Inc., Sr. Sub. Note, 9.75%, 3/1/2016	1,410,500
2,142,000		Denbury Resources, Inc., Sr. Sub., 8.25%, 2/15/2020	2,249,100
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$4,875,000		Forest Oil Corp., Sr. Note, 7.25%, 6/15/2019	4,728,750
700,000		Forest Oil Corp., Sr. Note, 8.50%, 2/15/2014	733,250
4,825,000	[1,2]	Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Note, 7.75%, 11/1/2015	4,776,750
2,575,000		Linne Energy LLC, Company Guarantee, 11.75%, 5/15/2017	2,935,500
4,200,000	[1,2]	Linne Energy LLC, Sr. Note, Series 144A, 8.625%, 4/15/2020	4,320,750
9,275,000	[1,2]	McJunkin Red Man Corp., Sr. Secd. Note, Series 144A, 9.50%, 12/15/2016	9,043,125
4,100,000	[1,2]	Petroplus Finance LTD, Company Guarantee, 7.00%, 5/1/2017	3,362,000
2,000,000		Pioneer Natural Resources, Inc., Bond, 6.875%, 5/1/2018	2,019,920
1,200,000		Plains Exploration & Production Co., Sr. Note, 7.00%, 3/15/2017	1,152,000
2,000,000		Plains Exploration & Production Co., Sr. Note, 7.625%, 6/1/2018	1,965,000
3,125,000		Plains Exploration & Production Co., Sr. Note, 7.75%, 6/15/2015	3,109,375
1,625,000		Range Resources Corp., Sr. Sub. Note, 6.375%, 3/15/2015	1,612,813
2,375,000	[1,2]	Sandridge Energy, Inc., Company Guarantee, 8.00%, 6/1/2018	2,262,188
1,750,000	[1,2]	Sandridge Energy, Inc., Sr. Unsecd. Note, 9.875%, 5/15/2016	1,785,000
1,950,000		Southwestern Energy Co., Sr. Note, 7.50%, 2/1/2018	2,081,625
		TOTAL	79,137,958
		Entertainment – 1.2%
5,850,000		Cinemark USA, Inc., Company Guarantee, 8.625%, 6/15/2019	5,908,500
2,475,000	[1,3,4,5]	Hard Rock Park Operations LLC, Sr. Secd. Note, 1.00%, 4/1/2012	0
925,000	[1,2]	Live Nation, Inc., Sr. Note, Series 144A, 8.125%, 5/15/2018	901,875
3,550,000		Regal Cinemas, Inc., Company Guarantee, 8.625%, 7/15/2019	3,585,500
6,975,000	[1,2]	Universal City Development Partners Ltd., Sr. Note, Series 144A, 8.875%, 11/15/2015	7,044,750
3,375,000	[1,2]	Universal City Development Partners Ltd., Sr. Sub. Note, Series 144A, 10.875%, 11/15/2016	3,459,375
		TOTAL	20,900,000
		Environmental – 0.1%
1,625,000		Browning-Ferris Industries, Inc., Deb., 9.25%, 5/1/2021	1,952,031
		Financial Institutions – 5.9%
9,899,000		Ally Financial, Inc., Company Guarantee, 6.875%, 9/15/2011	10,084,606
6,325,000		Ally Financial, Inc., Company Guarantee, 7.00%, 2/1/2012	6,427,781
2,717,000		Ally Financial, Inc., Company Guarantee, 8.00%, 11/1/2031	2,520,018
9,275,000	[1,2]	Ally Financial, Inc., Company Guarantee, 8.30%, 2/12/2015	9,414,125
3,550,000	[1,2]	Ally Financial, Inc., Sr. Unsecd. Note, Series 144A, 8.00%, 3/15/2020	3,479,000
8,825,000		CIT Group, Inc., Sr. Secd. Note, 10.25%, 5/1/2017	9,067,687
19,450,000		CIT Group, Inc., Sr. Secd. Note, 7.00%, 5/1/2017	17,602,250
8,800,000	[1,2]	Icahn Enterprises LP, Sr. Note, 8.00%, 1/15/2018	8,580,000
4,300,000	[1,2]	International Lease Finance Corp., Sr. Note, Series 144A, 8.625%, 9/15/2015	4,085,000
13,525,000	[1,2]	International Lease Finance Corp., Sr. Note, Series 144A, 8.75%, 3/15/2017	12,848,750
5,475,000		Lender Processing Services, Sr. Note, 8.125%, 7/1/2016	5,789,813
13,450,000		Nuveen Investments, Company Guarantee, 10.50%, 11/15/2015	11,768,750
4,300,000		iPayment Holdings, Inc., Sr. Sub. Note, Series WI, 9.75%, 5/15/2014	3,934,500
		TOTAL	105,602,280
		Food & Beverage – 4.0%
11,950,000		Aramark Corp., Sr. Note, 8.50%, 2/1/2015	12,129,250
2,250,000		Aramark Services, Inc., Floating Rate Note — Sr. Note, 3.844%, 2/1/2015	2,081,250
3,800,000		B&G Foods, Inc., Sr. Note, 7.625%, 1/15/2018	3,828,500
9,675,000		Dean Foods Co., Company Guarantee, 7.00%, 6/1/2016	9,094,500
1,950,000		Del Monte Corp., Sr. Sub. Note, 6.75%, 2/15/2015	1,986,562
500,000	[1,2]	Del Monte Corp., Sr. Sub. Note, Series 144A, 7.50%, 10/15/2019	513,750
3,150,000	[1,2]	Michael Foods, Inc., Sr. Note, Series 144A, 9.75%, 7/15/2018	3,252,375
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$5,950,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Note, Series WI, 9.25%, 4/1/2015	6,098,750
4,700,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Sub. Note, Series WI, 10.625%, 4/1/2017	4,923,250
1,500,000	[1,2]	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Unsecd. Note, 9.25%, 4/1/2015	1,537,500
7,638,000	[1,2]	Reddy Ice Corp., Sr. Secd. Note, Series 144A, 13.25%, 11/1/2015	7,408,860
3,875,000	[1,2]	Reddy Ice Group, Inc., Sr. Secd. Note, Series 144A, 11.25%, 3/15/2015	4,010,625
3,275,000		Smithfield Foods, Inc., Note, 7.75%, 5/15/2013	3,260,672
4,500,000		Smithfield Foods, Inc., Sr. Note, 7.75%, 7/1/2017	4,320,000
3,800,000	[1,2]	Smithfield Foods, Inc., Sr. Unsecd. Note, 10.00%, 7/15/2014	4,227,500
1,800,000		TreeHouse Foods, Inc., Sr. Unsecd. Note, 7.75%, 3/1/2018	1,872,000
		TOTAL	70,545,344
		Gaming – 6.0%
5,125,000		American Casino & Entertainment, Sr. Secd. Note, 11.00%, 6/15/2014	4,894,375
8,075,000		Ameristar Casinos, Inc., Company Guarantee, 9.25%, 6/1/2014	8,498,937
4,412,000		Global Cash Access LLC, Sr. Sub. Note, 8.75%, 3/15/2012	4,439,575
5,500,000	[1,2]	Great Canadian Gaming Corp., Company Guarantee, 7.25%, 2/15/2015	5,445,000
8,525,000		Harrah's Operating Co., Inc., Sr. Secd. Note, 11.25%, 6/1/2017	9,015,187
3,300,000	[3,4,5]	Herbst Gaming, Inc., Sr. Sub. Note, 7.00%, 11/15/2014	0
7,225,000	[1,2]	Indianapolis Downs LLC /Indiana Downs Capital Corp., Sr. Secd. Note, 11.00%, 11/1/2012	5,734,844
762,812	[1,2]	Indianapolis Downs LLC /Indiana Downs Capital Corp., Sub. PIK Note, 15.50%, 11/1/2013	241,239
6,250,000		Jacobs Entertainment, Inc., Sr. Note, 9.75%, 6/15/2014	5,843,750
2,050,000		MGM Mirage, Inc., Sr. Note, 5.875%, 2/27/2014	1,634,875
16,150,000		MGM Mirage, Inc., Sr. Note, 7.50%, 6/1/2016	12,798,875
525,000		MGM Mirage, Inc., Sr. Secd. Note, 10.375%, 5/15/2014	573,563
1,050,000		MGM Mirage, Inc., Sr. Secd. Note, 11.125%, 11/15/2017	1,162,875
1,250,000		MGM Mirage, Inc., Sr. Secd. Note, 13.00%, 11/15/2013	1,446,875
1,000,000	[1,2]	MGM Mirage, Inc., Sr. Secd. Note, Series 144A, 9.00%, 3/15/2020	1,032,500
4,000,000	[1,2]	MGM Mirage, Inc., Sr. Unsecd. Note, Series 144A, 11.375%, 3/1/2018	3,780,000
5,300,000		Peninsula Gaming, LLC, Company Guarantee, 10.75%, 8/15/2017	5,300,000
3,000,000		Peninsula Gaming, LLC, Sr. Secd. Note, 8.375%, 8/15/2015	3,003,750
4,050,000		Penn National Gaming, Inc., Sr. Sub. Note, 6.75%, 3/1/2015	4,060,125
1,200,000		Penn National Gaming, Inc., Sr. Sub., 8.75%, 8/15/2019	1,239,000
1,150,000	[1,2]	Pinnacle Entertainment, Inc., Sr. Sub. Note, Series 144A, 8.75%, 5/15/2020	1,070,938
4,100,000	[1,2]	San Pasqual Casino Development Group, Inc., Sr. Note, 8.00%, 9/15/2013	3,915,500
5,475,000	[1,2]	Seminole Tribe of Florida, Bond, Series 144A, 7.804%, 10/1/2020	5,019,863
975,000	[1,2]	Shingle Springs Tribal Gaming, Sr. Note, 9.375%, 6/15/2015	777,563
4,400,000	[1,2]	Tunica-Biloxi Gaming Authority, Sr. Unsecd. Note, 9.00%, 11/15/2015	3,960,000
3,650,000	[1,2]	Wynn Las Vegas LLC, 1st Mtg. Bond, Series 144A, 7.875%, 11/1/2017	3,713,875
3,575,000		Wynn Las Vegas LLC, 1st Mtg. Note, 6.625%, 12/1/2014	3,601,812
3,975,000	[1,2]	Yonkers Racing Corp., Sr. Secd. Note, 11.375%, 7/15/2016	4,278,094
		TOTAL	106,482,990
		Health Care – 9.3%
5,175,000		Accellent, Inc., Sr. Sub., 10.50%, 12/1/2013	5,123,250
5,925,000		Bausch & Lomb, Inc., Sr. Unsecd. Note, 9.875%, 11/1/2015	6,117,563
3,550,000		Bio Rad Laboratories, Inc., Sr. Sub. Note, 6.125%, 12/15/2014	3,585,500
400,000		Bio Rad Laboratories, Inc., Sr. Sub., 8.00%, 9/15/2016	419,000
16,225,000		Biomet, Inc., Sr. Sub. Note, Series WI, 11.625%, 10/15/2017	17,644,687
1,550,000	[1,2]	BioScrip, Inc., Sr. Note, Series 144A, 10.25%, 10/1/2015	1,542,250
5,550,000		CRC Health Corp., Sr. Sub. Note, 10.75%, 2/1/2016	5,133,750
1,800,000	[1,2]	Fresenius Medical Care AG & Co. KGaA, Sr. Unsecd. Note, 9.00%, 7/15/2015	1,959,750
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$2,925,000		HCA, Inc., Sr. Note, 7.50%, 11/6/2033	2,515,500
29,790,000		HCA, Inc., Sr. Secd. 2nd Priority Note, 9.625%, 11/15/2016	31,949,775
10,525,000		HCA, Inc., Sr. Secd. Note, 9.25%, 11/15/2016	11,182,812
3,600,000		Inverness Medical Innovations, Inc., Sr. Note, 7.875%, 2/1/2016	3,537,000
5,825,000		Inverness Medical Innovations, Inc., Sr. Sub. Note, 9.00%, 5/15/2016	5,854,125
6,050,000		National Mentor Holdings, Inc., Sr. Sub. Note, 11.25%, 7/1/2014	6,065,125
525,000		Omnicare, Inc., Sr. Sub. Note, 6.125%, 6/1/2013	522,375
7,550,000		Omnicare, Inc., Sr. Sub. Note, 6.875%, 12/15/2015	7,587,750
1,300,000		Omnicare, Inc., Sr. Sub., 7.75%, 6/1/2020	1,332,500
8,025,000		United Surgical Partners International, Inc., Company Guarantee, 9.25%, 5/1/2017	8,065,125
1,775,000		Universal Hospital Services, Inc., Floating Rate Note — Sr. Secured Note, 4.134%, 6/1/2015	1,499,875
7,525,000		Universal Hospital Services, Inc., Sr. Secd. Note, 8.50%, 6/1/2015	7,449,750
12,613,906		VWR Funding, Inc., Company Guarantee, 10.25%, 7/15/2015	12,803,115
7,750,000		Vanguard Health Holdings II, Company Guarantee, 8.00%, 2/1/2018	7,478,750
3,275,000		Ventas Realty LP, Sr. Note, 6.50%, 6/1/2016	3,340,500
3,975,000		Ventas Realty LP, Sr. Note, 6.50%, 6/1/2016	4,054,500
1,300,000		Ventas Realty LP, Sr. Note, 6.75%, 4/1/2017	1,318,389
8,450,000	[1,2]	Viant Holdings, Inc., Company Guarantee, 10.125%, 7/15/2017	8,650,687
		TOTAL	166,733,403
		Industrial — Other – 6.1%
5,750,000		ALH Finance LLC/ALH Finance Corp., Sr. Sub. Note, 8.50%, 1/15/2013	5,778,750
4,800,000	[1,2]	American Tire Distributors, Inc., Sr. Secd. Note, 9.75%, 6/1/2017	4,836,000
1,975,000	[1,2]	Amsted Industries, Inc., Sr. Note, Series 144A, 8.125%, 3/15/2018	1,979,938
3,550,000	[1,2]	Aquilex Holdings, Sr. Note, Series 144A, 11.125%, 12/15/2016	3,567,750
4,200,000	[1,2]	Baker & Taylor Acquisition Corp., Sr. Secd. Note, 11.50%, 7/1/2013	3,097,500
5,025,000		Baldor Electric Co., Sr. Note, 8.625%, 2/15/2017	5,226,000
1,000,000	[1,2]	Belden CDT, Inc., Company Guarantee, 9.25%, 6/15/2019	1,060,000
4,875,000		Belden CDT, Inc., Sr. Sub. Note, 7.00%, 3/15/2017	4,734,844
3,900,000	[1,2]	Cleaver-Brooks, Inc., Sr. Secd. Note, Series 144A, 12.25%, 5/1/2016	3,812,250
750,000	[1,2]	ESCO Corp., Floating Rate Note — Sr. Note, 4.41206%, 12/15/2013	690,000
4,150,000	[1,2]	ESCO Corp., Sr. Note, 8.625%, 12/15/2013	4,139,625
3,900,000		Education Management LLC, Company Guarantee, 8.75%, 6/1/2014	3,909,750
1,850,000		General Cable Corp., Floating Rate Note — Sr. Note, 2.66588%, 4/1/2015	1,660,375
7,475,000		General Cable Corp., Sr. Note, 7.125%, 4/1/2017	7,437,625
4,475,000		Interline Brands, Inc., Sr. Sub. Note, 8.125%, 6/15/2014	4,502,969
4,675,000	[1,2]	International Wire Group, Sr. Secd. Note, Series 144A, 9.75%, 4/15/2015	4,651,625
1,825,000	[1,2]	JohnsonDiversay, Inc., Sr. Unsecd. Note, Series 144A, 8.25%, 11/15/2019	1,888,875
5,375,000	[1,2]	JohnsonDiversay, Inc., Sub. PIK Deb., Series 144A, 10.50%, 5/15/2020	5,993,125
7,650,000	[1,2]	Knowledge Learning Corp., Sr. Sub. Note, 7.75%, 2/1/2015	7,076,250
4,425,000	[1,2]	Maxim Finance Corp., Sr. Secd. Note, Series 144A, 12.25%, 4/15/2015	4,353,094
4,250,000		Mueller Water Products, Inc., Sr. Sub. Note, Series WI, 7.375%, 6/1/2017	3,750,625
4,150,000	[1,2]	Reliance Intermediate Holdings LP, Sr. Unsecd. Note, 9.50%, 12/15/2019	4,393,812
4,800,000	[1,2]	Rexnord, Inc., Sr. Note, Series 144A, 8.50%, 5/1/2018	4,680,000
5,175,000		SPX Corp., Sr. Unsecd. Note, 7.625%, 12/15/2014	5,343,187
5,350,000		Sensus Metering Systems, Inc., Sr. Sub. Note, 8.625%, 12/15/2013	5,243,000
2,975,000	[1,2]	The Hillman Group, Inc., Company Guarantee, Series 144A, 10.875%, 6/1/2018	3,079,125
1,150,000	[1,2]	Thermon Industries, Inc., Sr. Secd. Note, Series 144A, 9.50%, 5/1/2017	1,173,000
		TOTAL	108,059,094
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Lodging – 0.5%
$4,225,000		Host Hotels & Resorts LP, Sr. Note, 6.875%, 11/1/2014	4,235,562
150,000		Host Marriott LP, Company Guarantee, 6.375%, 3/15/2015	147,750
1,150,000		Host Marriott LP, Note, Series Q, 6.75%, 6/1/2016	1,142,813
3,125,000		Host Marriott LP, Unsecd. Note, 7.125%, 11/1/2013	3,164,063
		TOTAL	8,690,188
		Media — Cable – 2.1%
1,400,000		CSC Holdings, Inc., Sr. Unsecd. Note, 7.875%, 2/15/2018	1,435,000
1,325,000	[1,2]	Charter Communications Holdings II, Company Guarantee, Series 144A, 7.875%, 4/30/2018	1,338,250
4,493,585		Charter Communications Holdings II, Sr. Note, 13.50%, 11/30/2016	5,257,494
800,000	[1,2]	Charter Communications Holdings II, Sr. Note, 8.125%, 4/30/2020	822,000
8,050,000		Echostar DBS Corp., Sr. Note, 6.625%, 10/1/2014	8,070,125
1,950,000	[1,2]	Insight Communication Co., Sr. Note, 9.375%, 7/15/2018	1,950,000
6,375,000		Kabel Deutschland GMBH, Company Guarantee, 10.625%, 7/1/2014	6,637,969
1,225,000		Videotron Ltee, Company Guarantee, 9.125%, 4/15/2018	1,335,250
1,950,000		Videotron Ltee, Sr. Note, 6.375%, 12/15/2015	1,940,250
8,050,000		Virgin Media, Inc., Company Guarantee, Series 1, 9.50%, 8/15/2016	8,543,063
		TOTAL	37,329,401
		Media — Non-Cable – 9.0%
3,446,823		Affinity Group Holding, Inc., Sr. Note, 10.875%, 2/15/2012	1,395,963
4,245,000		Affinity Group, Inc., Sr. Sub. Note, 9.00%, 2/15/2012	3,189,056
1,525,000		Belo (A.H.) Corp., Sr. Note, 8.00%, 11/15/2016	1,574,563
725,000	[1,2]	Clear Channel Outdoor Holdings, Inc., Sr. Note, Series 144A-A, 9.25%, 12/15/2017	725,000
5,325,000	[1,2]	Clear Channel Outdoor Holdings, Inc., Sr. Note, Series 144A-B, 9.25%, 12/15/2017	5,378,250
5,350,000	[1,2]	FoxCo Acquisitions, LLC, Sr. Note, 13.375%, 7/15/2016	5,269,750
5,200,000	[3]	Idearc, Inc., Company Guarantee, 8.00%, 11/15/2016	39,000
1,575,000	[1,2]	Inmarsat Finance PLC, Company Guarantee, Series 144A, 7.375%, 12/1/2017	1,618,313
19,975,000		Intelsat Jackson Ltd., Sr. Note, 11.25%, 6/15/2016	21,373,250
2,800,000	[1,2]	Intelsat Jackson Ltd., Sr. Note, Series 144A, 8.50%, 11/1/2019	2,842,000
13,625,000		Intelsat Jackson Ltd., Sr. Unsecd. Note, 0/9.50%, 2/1/2015	13,931,562
6,950,000		Interpublic Group Cos., Inc., Sr. Unsecd. Note, 10.00%, 7/15/2017	7,697,125
425,000		Lamar Media Corp., Company Guarantee, 9.75%, 4/1/2014	465,375
2,750,000		Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015	2,619,375
3,900,000	[1,2]	Lamar Media Corp., Sr. Sub. Note, Series 144A, 7.875%, 4/15/2018	3,909,750
3,450,000		Lamar Media Corp., Sr. Unsecd. Note, Series C, 6.625%, 8/15/2015	3,286,125
775,000	[1,2]	Lin TV Corp., Sr. Note, 8.375%, 4/15/2018	775,000
7,375,000	[1,2]	MDC Corporation Inc., Company Guarantee, Series 144A, 11.00%, 11/1/2016	7,891,250
9,150,000	[1,2]	Medimedia USA, Inc., Sr. Sub. Note, 11.375%, 11/15/2014	8,395,125
4,678,388	[1,2]	Nexstar Broadcasting Group, Inc., Company Guarantee, PIK 0.50%/7.00%, 1/15/2014	4,187,157
2,275,000		Nexstar Broadcasting Group, Inc., Company Guarantee, 7.00%, 1/15/2014	2,036,125
1,550,000	[1,2]	Nexstar Broadcasting Group, Inc., Sr. Secd. Note, 8.875%, 4/15/2017	1,565,500
5,100,000		Nielsen Finance LLC/Nielsen Finance Co., Company Guarantee, 0/12.50%, 8/1/2016	4,883,250
3,775,000		Nielsen Finance LLC/Nielsen Finance Co., Sr. Note, 11.50%, 5/1/2016	4,143,062
5,100,000		Nielsen Finance LLC/Nielsen Finance Co., Sr. Note, 11.625%, 2/1/2014	5,597,250
2,325,000	[1,2]	QVC, Inc., Sr. Secd. Note, Series 144A, 7.125%, 4/15/2017	2,290,125
4,725,000	[1,2]	QVC, Inc., Sr. Secd. Note, Series 144A, 7.50%, 10/1/2019	4,665,937
2,700,000		Quebecor Media, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 3/15/2016	2,659,500
2,525,000		Quebecor Media, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 3/15/2016	2,487,125
7,023,000	[1,2]	Rainbow National Services LLC, Sr. Sub. Note, 10.375%, 9/1/2014	7,347,814
4,450,000	[1,2]	Sirius XM Radio Inc., Sr. Note, Series 144A, 8.75%, 4/1/2015	4,405,500
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$9,325,000		Southern Graphics Systems, Inc., Sr. Sub. Note, Series WI, 12.00%, 12/15/2013	9,569,781
5,234,147	[1,2]	Univision Television Group, Inc., Sr. Note, 9.75%, 3/15/2015	4,383,598
725,000	[1,2]	Univision Television Group, Inc., Sr. Secd. Note, 12.00%, 7/1/2014	781,188
5,650,000	[1,2]	XM Satellite Radio, Inc., Sr. Note, 13.00%, 8/1/2013	6,200,875
1,075,000	[1,2]	XM Satellite Radio, Inc., Sr. Secd. Note, 11.25%, 6/15/2013	1,152,938
		TOTAL	160,732,557
		Metals & Mining – 0.3%
1,825,000	[3,4]	Aleris International, Inc., Company Guarantee, 9.00%, 12/15/2014	18,204
2,325,000	[3,4]	Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016	26,156
4,275,000		Teck Resources Ltd., Sr. Secd. Note, 10.25%, 5/15/2016	5,055,188
		TOTAL	5,099,548
		Packaging – 2.7%
3,925,000		Ball Corp., Sr. Note, 6.625%, 3/15/2018	3,944,625
2,425,000	[1,2]	Berry Plastics Corp., Sr. Secd. 2nd Priority Note, Series 144A, 9.50%, 5/15/2018	2,231,000
9,075,000		Berry Plastics Corp., Sr. Secd. Note, 8.875%, 9/15/2014	8,780,062
1,650,000	[1,2]	Bway Holding Co., Sr. Note, Series 144a, 10.00%, 6/15/2018	1,728,375
7,125,000		Crown Americas, LLC, Sr. Note, 7.75%, 11/15/2015	7,427,813
2,075,000	[1,2]	Crown Americas, LLC, Sr. Unsecd. Note, 7.625%, 5/15/2017	2,158,000
4,125,000	[1,2]	Graham Packaging Co., Sr. Note, Series 144A, 8.25%, 1/1/2017	4,083,750
3,850,000		Greif, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2019	3,984,750
1,325,000		Owens-Brockway Glass Container, Inc., Company Guarantee, 7.375%, 5/15/2016	1,387,938
4,500,000	[1,2]	Reynolds Group, Sr. Note, Series 144A, 8.50%, 5/15/2018	4,438,125
8,325,000	[1,2]	Reynolds Group, Sr. Secd. Note, Series 144A, 7.75%, 10/15/2016	8,179,312
		TOTAL	48,343,750
		Paper – 2.4%
5,350,000	[1,2]	Boise Cascade Corp., Sr. Note, Series 144A, 9.00%, 11/1/2017	5,537,250
1,250,000	[1,2]	Boise Paper Holdings, LLC, 8.00%, 4/1/2020	1,253,125
1,450,000		Cascades, Inc., Company Guarantee, Series WI, 7.875%, 1/15/2020	1,450,000
1,000,000		Clearwater Paper Corp., Sr. Unsecd. Note, 10.625%, 6/15/2016	1,106,250
10,900,000	[1,2]	Georgia-Pacific Corp., Company Guarantee, 8.25%, 5/1/2016	11,676,625
650,000		Graphic Packaging International Corp., Company Guarantee, 9.50%, 6/15/2017	682,500
9,525,000		Graphic Packaging International Corp., Sr. Sub. Note, 9.50%, 8/15/2013	9,739,312
2,050,000		NewPage Corp., Sr. Secd. Note, 11.375%, 12/31/2014	1,870,625
5,725,000		Rock-Tenn Co., Company Guarantee, 9.25%, 3/15/2016	6,168,688
3,850,000	[1,2]	Sappi Paper Holding AG, Sr. Secd. Note, 12.00%, 8/1/2014	4,237,041
		TOTAL	43,721,416
		Restaurants – 0.7%
8,475,000		NPC International, Inc., Company Guarantee, 9.50%, 5/1/2014	8,517,375
5,625,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Sr. Secd. Note, 3.03706%, 3/15/2014	4,823,438
		TOTAL	13,340,813
		Retailers – 5.0%
6,145,000		Dollar General Corp., Company Guarantee, 11.875%, 7/15/2017	7,012,981
3,600,000	[1,2]	Express, LLC, Sr. Note, 8.75%, 3/1/2018	3,681,000
8,625,000		General Nutrition Center, Company Guarantee, 5.75%, 3/15/2014	7,956,563
950,000		General Nutrition Center, Sr. Sub. Note, 10.75%, 3/15/2015	959,500
1,575,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 7.40%, 4/1/2037	1,582,875
5,950,000		Limited Brands, Inc., Company Guarantee, 8.50%, 6/15/2019	6,440,875
1,525,000		Macy's Retail Holdings, Inc., Company Guarantee, 6.65%, 7/15/2024	1,471,625
2,325,000		Macy's Retail Holdings, Inc., Company Guarantee, 6.90%, 1/15/2032	2,220,375
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$1,250,000		Macy's Retail Holdings, Inc., Company Guarantee, 6.90%, 4/1/2029	1,209,375
1,125,000		Macy's Retail Holdings, Inc., Company Guarantee, 7.00%, 2/15/2028	1,088,438
3,075,000		NBC Acquisition Corp., Sr. Disc. Note, 11.00%, 3/15/2013	2,767,500
3,400,000		Nebraska Book Co., Inc., Sr. Secd. Note, 10.00%, 12/1/2011	3,417,000
8,600,000		Nebraska Book Co., Inc., Sr. Sub. Note, 8.625%, 3/15/2012	8,019,500
9,950,000		Sally Beauty Holdings, Inc., 10.50%, 11/15/2016	10,696,250
1,150,000	[1,2]	Susser Holdings Corp., Sr. Note, Series 144A, 8.50%, 5/15/2016	1,155,750
3,825,000		The Yankee Candle Co., Inc., Sr. Note, 8.50%, 2/15/2015	3,887,156
8,475,000		The Yankee Candle Co., Inc., Sr. Sub. Note, 9.75%, 2/15/2017	8,665,687
9,125,000	[1,2]	Toys 'R' Us, Inc., Sr. Unsecd. Note, Series 144A, 10.75%, 7/15/2017	10,014,687
7,700,000		United Auto Group, Inc., Sr. Sub. Note, 7.75%, 12/15/2016	7,276,500
		TOTAL	89,523,637
		Services – 3.1%
2,750,000	[1,2]	Bankrate, Inc., Company Guarantee, Series 144A, 11.75%, 7/15/2015	2,743,125
7,100,000		Ceridian Corp., Sr. Unsecd. Note, 11.25%, 11/15/2015	6,443,250
6,150,000	[1,2]	Garda World Security Corp., Sr. Unsecd. Note, Series 144A, 9.75%, 3/15/2017	6,273,000
206,000		KAR Holdings, Inc., Company Guarantee, 10.00%, 5/1/2015	211,150
8,600,000		KAR Holdings, Inc., Company Guarantee, 8.75%, 5/1/2014	8,686,000
7,850,000	[1,2]	SITEL Corp., Sr. Unsecd. Note, Series 144A, 11.50%, 4/1/2018	7,300,500
3,150,000	[1,2]	Trans Union LLC, Company Guarantee, 11.375%, 6/15/2018	3,276,000
8,625,000		West Corp., Company Guarantee, 11.00%, 10/15/2016	8,819,063
12,025,000		West Corp., Sr. Note, 9.50%, 10/15/2014	12,145,250
		TOTAL	55,897,338
		Technology – 7.0%
5,775,000		Activant Solutions, Inc., Sr. Sub. Note, 9.50%, 5/1/2016	5,515,125
5,450,000	[1,2]	Advanced Micro Devices, Inc., Sr. Unsecd. Note, Series 144A, 8.125%, 12/15/2017	5,450,000
5,450,000	[1,2]	Aspect Software, Inc., Sr. Note, Series 144A, 10.625%, 5/15/2017	5,477,250
8,665,000	[1,2]	Compucom System, Inc., Sr. Sub. Note, 12.50%, 10/1/2015	9,163,237
5,125,000		First Data Corp., Company Guarantee, 9.875%, 9/24/2015	3,920,625
3,938,018		Freescale Semiconductor, Inc., Company Guarantee, 9.125%, 12/15/2014	3,544,216
2,900,000		Freescale Semiconductor, Inc., Sr. Note, 8.875%, 12/15/2014	2,660,750
6,125,000	[1,2]	Freescale Semiconductor, Inc., Sr. Secd. Note, Series 144A, 9.25%, 4/15/2018	6,079,063
7,750,000	[1,2]	GXS WORLDWIDE INC., Sr. Secd. Note, Series 144A, 9.75%, 6/15/2015	7,440,000
4,125,000	[1,2]	Kemet Corp., Sr. Note, Series 144A, 10.50%, 5/1/2018	4,104,375
4,375,000	[1,2]	MagnaChip Semiconductor S.A., Sr. Note, Series 144A, 10.50%, 4/15/2018	4,473,438
6,462,000		SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016	6,187,365
3,868,000		SS&C Technologies, Inc., Sr. Sub. Note, 11.75%, 12/1/2013	4,061,400
5,450,000	[1,2]	SSI Investments II Ltd., Sr. Note, Series 144A, 11.125%, 6/1/2018	5,559,000
6,450,000		Seagate Technology HDD Holdings, Sr. Note, 6.80%, 10/1/2016	6,288,750
1,875,000	[1,2]	Seagate Technology HDD Holdings, Sr. Unsecd. Note, Series 144A, 6.875%, 5/1/2020	1,790,625
1,268,000		Smart Modular Technologies, Inc., Sr. Secd. Note, 5.79088%, 4/1/2012	1,203,015
7,325,000		Stream Global Services, Inc., Sr. Secd. Note, 11.25%, 10/1/2014	7,526,437
6,525,000		SunGard Data Systems, Inc., Company Guarantee, 10.625%, 5/15/2015	7,006,219
3,700,000		SunGard Data Systems, Inc., Sr. Note, Series WI, 9.125%, 8/15/2013	3,778,625
10,225,000		SunGard Data Systems, Inc., Sr. Sub. Note, Series WI, 10.25%, 8/15/2015	10,608,437
6,425,000		Terremark Worldwide, Inc., Sr. Secd. Note, Series WI, 12.00%, 6/15/2017	7,260,250
2,375,000		Unisys Corp., Sr. Unsecd. Note, 12.50%, 1/15/2016	2,576,875
3,675,000	[1,2]	Viasystems, Inc., Sr. Secd. Note, Series 144A, 12.00%, 1/15/2015	3,987,375
		TOTAL	125,662,452
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Transportation – 1.0%
$2,625,000	[1,2]	Avis Budget Group, Inc., Sr. Note, Series 144A, 9.625%, 3/15/2018	2,664,375
1,400,000	[1,2]	CEVA Group PLC, Sr. Secd. Note, Series 144A, 11.625%, 10/1/2016	1,452,500
4,125,000		Hertz Corp., Sr. Note, 8.875%, 1/1/2014	4,197,187
4,500,000		Hertz Corp., Sr. Sub. Note, 10.50%, 1/1/2016	4,691,250
1,550,000		Kansas City Southern Railway Company, 8.00%, 6/1/2015	1,604,250
1,425,000		Stena AB, Sr. Note, 7.00%, 12/1/2016	1,364,438
1,100,000		Teekay Shipping Corp., Sr. Note, 8.50%, 1/15/2020	1,100,000
		TOTAL	17,074,000
		Utility — Electric – 2.1%
5,175,000		Dynegy Holdings, Inc., Sr. Note, 7.75%, 6/1/2019	3,603,094
6,725,000		Edison Mission Energy, Sr. Note, 7.75%, 6/15/2016	4,707,500
1,200,000		Edison Mission Energy, Sr. Unsecd. Note, 7.00%, 5/15/2017	774,000
725,000		Energy Future Holdings Corp., Company Guarantee, Series WI, 10.875%, 11/1/2017	540,125
1,395,409	[1,2]	FPL Energy National Wind, Note, 6.125%, 3/25/2019	1,369,091
4,925,000		NRG Energy, Inc., Sr. Note, 7.25%, 2/1/2014	5,005,031
1,225,000		NRG Energy, Inc., Sr. Note, 7.375%, 1/15/2017	1,215,813
5,475,000		NRG Energy, Inc., Sr. Note, 7.375%, 2/1/2016	5,461,312
5,100,000		Sierra Pacific Resources, Sr. Note, Series WI, 6.75%, 8/15/2017	5,167,014
12,125,000		Texas Competitive Electric Holdings Co. LLC, Company Guarantee, Series WI, 10.25%, 11/1/2015	8,063,125
2,175,000		Texas Competitive Electric Holdings Co. LLC, Company Guarantee, Series WI-B, 10.25%, 11/1/2015	1,446,375
		TOTAL	37,352,480
		Utility — Natural Gas – 3.6%
4,575,000		AmeriGas Partners LP, Sr. Note, 7.125%, 5/20/2016	4,575,000
6,300,000		AmeriGas Partners LP, Sr. Unsecd. Note, 7.25%, 5/20/2015	6,331,500
6,750,000		Crosstex Energy, Inc., Company Guarantee, 8.875%, 2/15/2018	6,775,312
1,300,000		El Paso Corp., Sr. Note, 7.80%, 8/1/2031	1,293,405
1,775,000		El Paso Corp., Sr. Note, 8.05%, 10/15/2030	1,766,402
6,975,000		Holly Energy Partners LP, Sr. Note, 6.25%, 3/1/2015	6,696,000
2,450,000		Inergy LP, Company Guarantee, 8.25%, 3/1/2016	2,492,875
2,100,000		Inergy LP, Company Guarantee, 8.75%, 3/1/2015	2,147,250
5,675,000		Inergy LP, Sr. Note, 6.875%, 12/15/2014	5,618,250
8,050,000		MarkWest Energy Partners LP, Sr. Note, Series B, 8.75%, 4/15/2018	8,170,750
7,425,000	[1,2]	Niska Gas Storage US, LLC, Sr. Unsecd. Note, Series 144A, 8.875%, 3/15/2018	7,573,500
6,182,000		Regency Energy Partners LP, Sr. Unsecd. Note, 8.375%, 12/15/2013	6,398,370
1,125,000	[1,2]	Regency Energy Partners LP, Sr. Unsecd. Note, 9.375%, 6/1/2016	1,198,125
2,975,000		Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016	2,893,188
825,000		Suburban Propane Partners LP, Sr. Note, 7.375%, 3/15/2020	839,438
		TOTAL	64,769,365
		Wireless Communications – 4.1%
1,175,000	[1,2]	Digicel Ltd., Sr. Note, 10.50%, 4/15/2018	1,217,594
4,350,000	[1,2]	Digicel Ltd., Sr. Note, 12.00%, 4/1/2014	4,882,875
8,225,000	[1,2]	Digicel Ltd., Sr. Note, 8.875%, 1/15/2015	8,081,062
2,540,000	[1,2]	Digicel Ltd., Sr. Note, 9.125%, 1/15/2015	2,505,075
3,125,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 8.25%, 9/1/2017	3,109,375
10,550,000		MetroPCS Wireless, Inc., Sr. Note, 9.25%, 11/1/2014	10,919,250
2,575,000		MetroPCS Wireless, Inc., Sr. Unsecd. Note, 9.25%, 11/1/2014	2,665,125
10,050,000		Nextel Communications, Inc., Sr. Note, Series D, 7.375%, 8/1/2015	9,597,750
20,775,000		Sprint Capital Corp., Company Guarantee, 6.90%, 5/1/2019	18,905,250
1,775,000		Sprint Nextel Corp., Sr. Unsecd. Note, 8.375%, 8/15/2017	1,783,875
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$7,325,000		Sprint Nextel Corp., Unsecd. Note, 6.00%, 12/1/2016	6,610,812
1,025,000	[1,2]	SBA Communications, Corp., Company Guarantee, 8.00%, 8/15/2016	1,066,000
1,125,000	[1,2]	SBA Communications, Corp., Company Guarantee, 8.25%, 8/15/2019	1,189,688
		TOTAL	72,533,731
		Wireline Communications – 0.2%
725,000	[1,2]	TW Telecom, Inc., Sr. Note, Series 144A, 8.00%, 3/1/2018	743,125
2,025,000		Valor Telecommunications Enterprises, Sr. Note, 7.75%, 2/15/2015	2,066,707
		TOTAL	2,809,832
		TOTAL CORPORATE BONDS (IDENTIFIED COST $1,691,236,655)	1,751,530,303
		COMMON STOCKS – 0.1%
		Consumer Products – 0.0%
1,003	[1,3,5]	Sleepmaster LLC	10
		Media — Non-Cable – 0.1%
92,453	[3]	Dex One Corp.	1,756,612
		Metals & Mining – 0.0%
57,533	[1,3,5]	Royal Oak Mines, Inc.	1,270
		Other – 0.0%
171	[1,3,5]	CVC Claims Litigation LLC	0
		TOTAL COMMON STOCKS (IDENTIFIED COST $13,545,423)	1,757,892
		PREFERRED STOCKS – 0.2%
		Financial Institutions – 0.2%
4,843	[1,2]	Ally Financial, Inc., Pfd., Series 144A, 7.00% (IDENTIFIED COST $1,470,039)	3,764,676
		Warrant – 0.0%
		Media — Non-Cable – 0.0%
23,021	[3,5]	Readers Digest Association, Inc., Warrants (IDENTIFIED COST $0)	0
		MUTUAL FUND – 0.6%
11,197,054	[6,7]	Federated Prime Value Obligations Fund, Institutional Shares, 0.28% (AT NET ASSET VALUE)	11,197,054
		TOTAL INVESTMENTS — 99.0% (IDENTIFIED COST $1,717,449,171)[8]	1,768,249,925
		OTHER ASSETS AND LIABILITIES - NET — 1.0%[9]	17,562,927
		TOTAL NET ASSETS — 100%	$1,785,812,852
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2010, these restricted securities amounted to $567,408,705, which represented 31.8% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At June 30, 2010, these liquid restricted securities amounted to $562,378,925, which represented 31.5% of total net assets.
3	Non-income producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
6	Affiliated company.
7	7-Day net yield.
8	The cost of investments for federal tax purposes amounts to $1,702,566,504.
9	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2010.

Semi-Annual Shareholder Report

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2010, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$ —	$1,751,530,303	$ —	$1,751,530,303
Equity Securities:
Common Stock
Domestic	1,756,612	—	10	1,756,622
International	—	—	1,270	1.270
Preferred Stock
Domestic	—	3,764,676	—	3,764,676
Warrant	—	—	—	—
Mutual Fund	11,197,054	—	—	11,197,054
TOTAL SECURITIES	$12,953,666	$1,755,294,979	$1,280	$1,768,249,925

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Corporate Bonds Securities	Investment in Equity — Domestic Securities	Investment in Equity — International Securities
Balance as of January 1, 2010	$ —	$171,691	$1,293
Change in unrealized appreciation (depreciation)	(18,563)	—	(23)
Transfer in and/or out of Level 3	18,563[1]	(171,681)[2]	—
Balance as of June 30, 2010	$ —	$10	$1,270
The total change in unrealized appreciation (depreciation) attributable to investments still held at June 30, 2010.	$(18,563)	$ —	$(23)
1	Transferred from Level 2 to Level 3 because fair values were determined using valuation techniques utilizing unobservable market data due to observable market data being unavailable.
2	Transferred from Level 3 to Level 1 because observable market data was obtained for securities.

The following acronym is used throughout this portfolio:

PIK — Payment in Kind

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Assets and Liabilities - High Yield Bond Portfolio

June 30, 2010 (unaudited)

Assets:
Total investments in securities, at value including $11,197,054 of investments in an affiliated issuer (Note 5) (identified cost $1,717,449,171)		$1,768,249,925
Income receivable		34,994,161
Receivable for investments sold		11,681,063
TOTAL ASSETS		1,814,925,149
Liabilities:
Payable for investments purchased	$6,024,617
Payable for shares redeemed	10,001,462
Bank overdraft	117,647
Bank overdraft denominated in foreign currencies (identified cost $11)	10
Income distribution payable	12,967,949
Accrued expenses	612
TOTAL LIABILITIES		29,112,297
Net assets for 284,624,456 shares outstanding		$1,785,812,852
Net Assets Consist of:
Paid-in capital		$1,885,667,976
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		50,800,755
Accumulated net realized loss on investments, swap contracts and foreign currency transactions		(158,669,280)
Undistributed net investment income		8,013,401
TOTAL NET ASSETS		$1,785,812,852
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$1,785,812,852 ÷ 284,624,456 shares outstanding, no par value, unlimited shares authorized		$6.27

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Operations - High Yield Bond Portfolio

Six Months Ended June 30, 2010 (unaudited)

Investment Income:
Interest			$85,781,485
Dividends (including $14,103 received from affiliated issuer (Note 5))			195,250
TOTAL INCOME			85,976,735
Expenses:
Administrative personnel and services fee (Note 5)		$690,092
Custodian fees		31,675
Transfer and dividend disbursing agent fees and expenses		6,700
Directors'/Trustees' fees		4,141
Auditing fees		13,702
Legal fees		3,175
Portfolio accounting fees		96,438
Insurance premiums		3,353
Miscellaneous		2,225
TOTAL EXPENSES		851,501
Waiver and Reimbursement (Note 5):
Waiver of administrative personnel and services fee	$(690,092)
Reimbursement of other operating expenses	(161,409)
TOTAL WAIVER AND REIMBURSEMENT		(851,501)
Net expenses			—
Net investment income			85,976,735
Realized and Unrealized Loss on Investments and Foreign Currency Transactions:
Net realized loss on investments			(7,720,401)
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(812,968)
Net realized and unrealized loss on investments and foreign currency transactions			(8,533,369)
Change in net assets resulting from operations			$77,443,366

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Changes in Net Assets - High Yield Bond Portfolio

	Six Months Ended (unaudited) 6/30/2010	Year Ended 12/31/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$85,976,735	$134,086,746
Net realized loss on investments	(7,720,401)	(16,185,689)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	(812,968)	377,667,987
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	77,443,366	495,569,044
Distributions to Shareholders:
Distributions from net investment income	(80,383,952)	(122,632,945)
Share Transactions:
Proceeds from sale of shares	280,681,802	452,138,094
Net asset value of shares issued to shareholders in payment of distributions declared	6,148,808	6,803,050
Cost of shares redeemed	(107,282,118)	(109,993,912)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	179,548,492	348,947,232
Change in net assets	176,607,906	721,883,331
Net Assets:
Beginning of period	1,609,204,946	887,321,615
End of period (including undistributed net investment income of $8,013,401 and $2,420,618, respectively)	$1,785,812,852	$1,609,204,946

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Notes to Financial Statements - High Yield Bond Portfolio

June 30, 2010 (unaudited)

1. ORGANIZATION

Federated Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Trust consists of four diversified portfolios. The financial statements included herein are only those of High Yield Bond Portfolio (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to seek high current income.

The Fund's portfolio consists primarily of lower-rated, corporate debt obligations. These lower-rated debt obligations may be more susceptible to real or perceived adverse economic conditions than investment-grade bonds. These lower-rated debt obligations are regarded as predominately speculative with respect to each issuer's continuing ability to make interest and principal payments (i.e., the obligations are subject to the risk of default). Currently, Shares of the Fund are being offered for investment only to investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or parties that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment
(a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
Semi-Annual Shareholder Report

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2010, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at June 30, 2010, is as follows:

Security	Acquisition Date	Acquisition Cost	Market Value
CVC Claims Litigation LLC	3/26/1997 - 5/20/1998	$1,676,091	$0
Chemtura Corp., Sr. Note, 6.875%, 6/1/2016	1/18/2007 - 5/12/2008	$4175594	$5,028,500
Hard Rock Park Operations LLC, Sr. Secd. Note, 1.00%, 4/1/2012	3/23/2006 - 1/2/2008	$2,334,293	$0
Royal Oak Mines, Inc.	2/24/1999	$6,392	$1,270
Sleepmaster LLC	12/23/2004	$0	$10
Semi-Annual Shareholder Report

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 6/30/2010	Year Ended 12/31/2009
Shares sold	44,174,178	81,350,055
Shares issued to shareholders in payment of distributions declared	972,872	1,216,598
Shares redeemed	(17,061,324)	(20,202,869)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	28,085,726	62,363,784

4. FEDERAL TAX INFORMATION

At June 30, 2010, the cost of investments for federal tax purposes was $1,702,566,504. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from changes in foreign currency exchange rates was $65,683,421. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $118,430,889 and net unrealized depreciation from investments for those securities having an excess of cost over value of $52,747,468.

At December 31, 2009, the Fund had a capital loss carryforward of $154,679,396 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2010	$88,455,746
2011	$45,645,596
2016	$1,695,355
2017	$18,882,699

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”), subject to direction of the Trustees. The Adviser provides investment adviser services at no fee, because all investors in the Fund are other Federated Funds, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of
Regulation D of the 1933 Act. The Adviser may voluntarily choose to reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion. For the six months ended June 30, 2010, the Adviser voluntarily reimbursed $161,409 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2010, FAS waived its entire fee of $690,092.

Interfund Transactions

During the six months ended June 30, 2010, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $2,419,994 and $0, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Semi-Annual Shareholder Report

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. Transactions with the affiliated company during the six months ended June 30, 2010, were as follows:

Affiliate	Balance of Shares Held 12/31/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 6/30/2010	Value	Dividend Income
Federated Prime Value Obligations Fund, Institutional Shares	4,816,664	321,564,630	315,184,240	11,197,054	$11,197,054	$14,103

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2010, were as follows:

Purchases	$475,038,873
Sales	$305,547,625

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of June 30, 2010, there were no outstanding loans. During the six months ended June 30, 2010, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2010, there were no outstanding loans. During the six months ended June 30, 2010, the program was not utilized.

9. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated sponsored mutual funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of certain Federated Funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated without admitting the validity of any claim has reached a preliminary settlement with the Plaintiffs in these cases. Any settlement would have to be approved by the Court. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated Funds. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel, have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

10. Subsequent events

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract - May 2010

High Yield Bond Portfolio (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. The Fund is distinctive in that it is designed for the efficient management of a particular asset class and is made available for investment only to other Federated funds and a limited number of other accredited investors. In addition, the Adviser does not charge an investment advisory fee for its services although it or its affiliates may receive compensation for managing assets invested in the Fund.

The Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

As previously noted, the Adviser does not charge an investment advisory fee for its services; however, the Board did consider compensation and benefits received by the Adviser, including fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance, and comments on the reasons for performance; the Fund's investment objectives; the Fund's overall expense structure; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

Because the Adviser does not charge the Fund an investment advisory fee, the Fund's Board does not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant.

Semi-Annual Shareholder Report

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. Because the Adviser does not charge an investment advisory fee for its services, these reports generally cover fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive non-advisory fees and/or reimburse other expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. In particular, due to the unusual nature of the Fund as primarily an internal product with no advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to some sufficient size to be relevant. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.

Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30, are available, without charge and upon request, by calling 1-800-341-7400. These materials are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

Each Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)

Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Confidential Private Offering Memorandum, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report

High Yield Bond Portfolio
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31409N101

31867 (8/10)

Federated is a registered mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

Item 2.                      Code of Ethics

Not Applicable

Item 3.                      Audit Committee Financial Expert

Not Applicable

Item 4.                      Principal Accountant Fees and Services

Not Applicable

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11.                                Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Core Trust

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	August 5, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ John B. Fisher
John B. Fisher
Principal Executive Officer
Date	August 5, 2010

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	August 5, 2010